Commitments and Contingencies - Summary of PF Credit Enhancements Such as Debt Assumption Supplemental Funding Agreement and Maturity of the Related Loans (Detail) - Maintenance projects and others [member]
₩ in Millions
Dec. 31, 2023 KRW (₩)
Disclosure of contingent liabilities [line items]
Agreed amount	₩ 2,983,846
Executed amount	1,588,788
Balance of loans	1,561,346
Parent [member] | POSCO Eco & Challenge Co., Ltd. (formerly, POSCO ENGINEERING & CONSTRUCTION CO.,LTD.) [member] | JB CLARK HILLS [member]
Disclosure of contingent liabilities [line items]
Agreed amount	42,550
Executed amount	35,459
Balance of loans	35,459
Associates and joint ventures [member] | POSCO Eco & Challenge Co., Ltd. (formerly, POSCO ENGINEERING & CONSTRUCTION CO.,LTD.) [member] | New Songdo International City Development, LLC [member]
Disclosure of contingent liabilities [line items]
Agreed amount	676,000
Executed amount	520,000
Balance of loans	467,500
Others [member]
Disclosure of contingent liabilities [line items]
Agreed amount	2,265,296
Executed amount	1,033,329
Balance of loans	1,058,387
Others [member] | POSCO Eco & Challenge Co., Ltd. (formerly, POSCO ENGINEERING & CONSTRUCTION CO.,LTD.) [member] | Bangbae Shindonga Apartment Reconstruction and Maintenance Project Association, etc. [member]
Disclosure of contingent liabilities [line items]
Agreed amount	922,476
Executed amount	730,020
Balance of loans	404,799
Others [member] | POSCO Eco & Challenge Co., Ltd. (formerly, POSCO ENGINEERING & CONSTRUCTION CO.,LTD.) [member] | Mastern 123 Yeoju Samgyo PFV co., Ltd. [member]
Disclosure of contingent liabilities [line items]
Agreed amount	175,500
Executed amount	135,000
Balance of loans	133,700
Others [member] | POSCO Eco & Challenge Co., Ltd. (formerly, POSCO ENGINEERING & CONSTRUCTION CO.,LTD.) [member] | Civic Center PFV [member]
Disclosure of contingent liabilities [line items]
Agreed amount	45,000
Executed amount	45,000
Balance of loans	45,000
Others [member] | POSCO DX(formerly, POSCO ICT) [member] | Jeonnong schoo keeper co. and others [member]
Disclosure of contingent liabilities [line items]
Agreed amount	1,122,320
Executed amount	123,309
Balance of loans	₩ 474,888